Income Taxes (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 19, 2014 USD ($)	Jul. 09, 2014 USD ($)	Apr. 16, 2014 USD ($)	Feb. 22, 2008	Jun. 30, 2015	Dec. 31, 2016 USD ($) jurisdiction entity $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Number of tax jurisdictions | jurisdiction						4
Components of income before income taxes
Income before income tax expense						$ 304,527	$ 46,143	$ 168,741
Income (loss) from non-China operations						125,064	(25,354)	168,446
Income from China operations						179,463	71,497	295
Income tax expenses applicable to China operations						$ 27,219	$ 10,420	$ 6,970
Effective tax rate for China operations (as a percent)						7.00%	15.00%	2362.00%
Impairment charge related to investments						$ 36,309	$ 6,609	$ 17,960
Loss on change in fair value of investor option liability						28,456		46,972
Deferred tax assets:
Allowances for doubtful accounts						18,509	16,386
Net operating loss carry-forwards						815	1,098
Accruals						11,978	7,553
Depreciation, and other liabilities						16,732	5,964
Total deferred tax assets						48,034	31,001
Less: valuation allowance						(35,447)	(23,232)
Net deferred tax assets						12,587	7,769
Deferred tax liabilities:
Depreciation						(814)	(468)
Acquired intangible assets						(274)	(1,959)
Others						(2,521)	(2,044)
Total deferred tax liabilities						(3,609)	(4,471)
Unrecognized tax liability						600	600
Composition of income tax expenses for China operations
Deferred tax benefits						(5,470)	(3,528)	(1,228)
Income tax expenses						$ 27,219	$ 10,420	$ 6,970
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)						25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)						(29.00%)	(24.00%)	(1664.00%)
Permanent differences (as a percent)						4.00%	12.00%	2670.00%
Change in valuation allowance (as a percent)						7.00%	2.00%	1699.00%
Effect of changes in the tax status (as a percent)								(368.00%)
Effective tax rate for China operations (as a percent)						7.00%	15.00%	2362.00%
Tax holiday on China operations
Tax holiday effect						$ 51,829	$ 17,169	$ 4,910
Basic net income per share effect (in dollars per share) | $ / shares						$ 0.74	$ 0.29	$ 0.08
Diluted net income per share effect (in dollars per share) | $ / shares						$ 0.67	$ 0.28	$ 0.07
Historical rate for valuing deferred tax assets (as a percent)						25.00%
Alibaba
Components of income before income taxes
Loss on change in fair value of investor option liability			$ 47,000					$ 47,000
Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments	$ 109,200					$ 44,200
E-House
Components of income before income taxes
Gain recognized on disposal of investment						4,600
Tian Ge
Components of income before income taxes
Dilution gain (loss)		$ 49,200
Youku Tudou
Components of income before income taxes
Aggregated gains on disposal of series of investments							$ 18,900
Non-China operations
Components of income before income taxes
Gain recognized on disposal of investment						156,400
Non-China operations | Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments						44,200
Non-China operations | Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments								109,200
Non-China operations | E-House
Components of income before income taxes
Dilution gain (loss)								48,200
Loss on change in fair value of investor option liability						28,500
Non-China operations | Youku Tudou
Components of income before income taxes
Aggregated gains on disposal of series of investments						$ 34,500	18,900
Cayman Islands
Deferred tax liabilities:
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)						0.00%
Cayman Islands | Weibo | Alibaba
Components of income before income taxes
Loss on change in fair value of investor option liability								47,000
U.S.
Deferred tax assets:
Net operating loss carry-forwards						$ 30,279	30,126
Other tax credits, allowances for doubtful accounts, accruals and other liabilities						553	479
Total deferred tax assets						30,832	30,605
Less: valuation allowance						(30,832)	(30,605)
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards						88,100
Net operating loss carryforwards related to employee stock options						40,200
U.S. | State
Components of income before income taxes
Net operating loss carryforwards						8,800
Net operating loss carryforwards related to employee stock options						5,600
Hong Kong
Components of income before income taxes
Net operating loss carryforwards						29,600
Deferred tax assets:
Net operating loss carry-forwards						4,883	4,506
Less: valuation allowance						(4,883)	(4,506)
Hong Kong | Tian Ge
Components of income before income taxes
Dilution gain (loss)								49,200
China
Components of income before income taxes
Income tax expenses applicable to China operations						11,985	10,420	6,970
Net operating loss carryforwards						$ 3,300	4,400
Deferred tax liabilities:
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)						10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)						5.00%
Percentage of ownership interests held by foreign investors (as a percent)						25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong (as a percent)						5.00%
Maximum examination period						5 years
Statute of limitation of transferring pricing related adjustment						10 years
Composition of income tax expenses for China operations
Current tax provision						$ 17,455	13,948	8,198
Deferred tax benefits						(5,470)	(3,528)	(1,228)
Income tax expenses						$ 11,985	$ 10,420	$ 6,970
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)						15.00%
Number of qualified subsidiaries (in entities) | entity						4
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)				12.50%
Period of special tax holidays				2 years
Reduction in preferential tax rate (as a percent)				50.00%
Period of reduced preferential income tax rate				3 years
China | Software enterprise | SINA Shanghai Management Co Ltd [Member]
Deferred tax liabilities:
Preferential statutory rate (as a percent)												12.50%
Period of special tax holidays												2 years
Period of reduced preferential income tax rate												3 years
China | Weibo
Deferred tax liabilities:
Withholding tax rate on capital gain (as a percent)					10.00%